Risk Management (Details) - Schedule of Market Risk Exposure - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Market risk – trading protfolio
Exposure to rate risk	$ 565,138	$ 459,161
Exposure to currency risk	4,484	13,931
Interest rate option risk	0	0
Currency option risk	1,896	4,284
Total exposure of trading portfolio	571,518	477,376
Book value, assets	714,397	596,720
Subtotal	1,285,915	1,074,096
Limit = Regulatory capital	7,047,322	6,961,316
Available margin	5,761,407	5,887,220
Market risk – short-term financial management portfolio
Short Term Exposure to Interest Rate Risk	101,913	95,219
Exposure to Inflation Risk	153,766	149,306
Short-term exposure of financial management portfolio	255,679	244,525
Limit = 35% net (net income from interest and readjustments + interest rates sensitive commissions)	1,008,348	909,152
Available margin	752,669	664,627
Market risk – long-term financial management portfolio
Long Term Exposure to Interest Rate Risk	728,870	697,405
Limit = 35% Regulatory capital	2,466,563	2,436,461
Available margin	$ 1,737,693	$ 1,739,056
Percentage of RWA	10.00%	10.00%
Percentage of (net income from interest and readjustments + interest rates sensitive commissions)	35.00%	35.00%
Percentage of Regulatory capital	35.00%	35.00%